Residential Loans at Amortized Cost, Net - Summary of Residential Loans, Net (Parenthetical) (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential loans at amortized cost, net (includes $11,930 and $14,320 in allowance for loan losses at June 30, 2014 and December 31, 2013, respectively)	$ 1,361,153,000	$ 1,394,871,000	$ 1,490,321,000
Residential Loans at Amortized Cost Net [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable included in unamortized premiums (discounts)	12,400,000	12,800,000	13,500,000
Unencumbered Forward Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential loans at amortized cost, net (includes $11,930 and $14,320 in allowance for loan losses at June 30, 2014 and December 31, 2013, respectively)	$ 21,500,000	$ 17,160,000	$ 14,539,000